Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Abstract]
Balance at the beginning of the year	$ 23,206	$ 22,518
Foreign currency translation adjustments	(1,881)	688
Balance at the year end	$ 21,325	$ 23,206